11007193

NYSE Euronext

Clinton W. Clark
Senior Analyst
Corporate Compliance

11 Wall Street
New York, NY 10005
T 212 656 4632
F 212 656 5780
cclark@nyx.com

April 21, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

CERT ARCA
001-10257

| | | |
|---|---|---|
| Re: | Issuer: | Barclays Bank PLC |
| | CIK: | 0000312070 |
| | SEC File Number: | 001-10257 |
| | Form Type: | 8-A12B |
| | Filing Date: | 4/21/2011 |

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on April 19, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

**iPath® Pure Beta Nickel ETN**

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark